Investment in joint venture (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 21, 2013	Mar. 19, 2014 item
Schedule of Equity Method Investments [Line Items]
Initial Cost	$ 6,064,557
Investment in joint venture	4,225,629	5,945,471
Net (income)/loss of investees	3,317,444	229,781
Share of loss in an equity investee	1,691,897	117,188	0
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	4,226,414	4,241,734
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Initial Cost	6,064,557
Ownership	51.00%			51.00%
Investment in joint venture	4,225,629	5,945,471
Equity interest held by partners	49.00%
Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Initial Cost	0
Ownership	40.00%				40.00%
Investment in joint venture	$ 0	$ 0
Number of independent shareholders who established a joint venture					4